SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Principles of consolidation

The consolidated financial statements include the financial statements of the Group and its subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Non-controlling interests

Non-controlling interests are presented as a separate component of equity on the consolidated balance sheet. Net income (loss) and other comprehensive income (loss) are attributed to controlling and non-controlling interests, respectively.

Going concern and liquidity

For the years ended December 31, 2023, 2022 and 2021, the Company reported a net loss of approximately $53.6 million, $84.6 million and $195.9 million, respectively, and operating cash outflows approximately $2.1 million, $2.4 million and $2.1 million. In assessing the Company’s ability to continue as a going concern, the Company monitors and analyzes its cash and its ability to generate sufficient cash flows in the future to support its operating and capital expenditure commitments.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

As of December 31, 2023, the Company had cash of approximately $2.1 million and due from related parties of approximately $1.5 million, which were highly liquid. On the other hand, the Company had current liabilities of approximately $15.1 million. Among the balance of current liabilities, convertible notes of $2.4 million, warrant liabilities of $0.2 million and payables for sales incentives of $0.4 million would be settled by ordinary shares, and the balance due to related parties of $2.2 million and other payables of $8.9 million are payable on demand and may be extended. In addition, two major shareholders of the Company have agreed to consider to provide necessary financial support in the form of debt and/or equity to the Company to enable the Company to meet its other liabilities and commitments as they become due for at least twelve months from the issuance date of this consolidated financial statements.

The management believes that the Company will continue as a going concern in the following 12 months from the date the Company’s 2023 consolidated financial statements are issued. The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.

Business combinations

Business combinations are recorded using the acquisition method of accounting. The Group uses a screen to evaluate whether a transaction should be accounted for as an acquisition and/or disposal of a business versus assets. In order for a purchase to be considered an acquisition of a business, and receive business combination accounting treatment, the set of transferred assets and activities must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs. If substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets, then the set of transferred assets and activities is not a business.

The purchase price of business acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and noncontrolling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses and restructuring costs are expensed as incurred.

Where the consideration in an acquisition includes contingent consideration and the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the reported amounts of revenues and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include, but are not limited to, warrant liabilities, the valuation of prepaid expenses and other current assets, deferred tax valuation allowance, impairment assessment on goodwill and intangible assets, the valuation of preferred shares, the purchase price allocation associated with business combinations.

Fair value measurement

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

●	Level 1 — inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.
●	Level 2 — inputs are based upon quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3 — inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Assets measured at fair value on a recurring basis

Management of the Group considers the carrying amount of cash and cash equivalents, accounts receivable, other receivables, short-term bank loans, accounts payable, amounts due to related parties, other payables and income tax payable based on the short-term maturity of these instruments to approximate their fair values because of their short-term nature. Warrants were measured at fair value using unobservable inputs and categorized in Level 3 of the fair value hierarchy (Note 18). There have been no transfers between Level 1, Level 2, or Level 3 categories during the years ended December 31, 2023, 2022 and 2021.

Assets measured at fair value on a nonrecurring basis

The Group measures its property, equipment, and intangible assets at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. The Group measures the purchase price allocation at fair value on a nonrecurring basis as of the acquisition dates.

Goodwill is evaluated for impairment annually or more frequently if events or conditions indicate the carrying value of a reporting unit may be greater than its fair value. Impairment testing compares the carrying amount of the reporting unit with its fair value. In 2021, the Group performed impairment tests for goodwill caused by the reverse acquisition using the discounted cash flow method. The fair value of goodwill is a Level 3 valuation based on certain unobservable inputs including projected cash flows, terminal growth rate of 2.5%, forecasted inflation rate of 2.5%, discount rate of 12% that would be utilized by market participants in valuing these assets or prices of similar assets. For the years ended December 31, 2022 and 2021, the Company provided impairment of $nil and $143,655 against goodwill.

In 2023, the Group performed impairment tests for goodwill caused by the acquisition of a subsidiary using the discounted cash flow method. The fair value of goodwill is a Level 3 valuation based on certain unobservable inputs including projected cash flows, terminal growth rate of 2.9%, and discount rate of 23% that would be utilized by market participants in valuing these assets or prices of similar assets. For the year ended December 31, 2023, no impairment was provided against goodwill.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Warrant

The Group accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Group’s own ordinary shares, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter with changes in fair value recognized in the statements of operations in the period of change.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and cash in banks. The Group considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents.

Prepayment for vehicle purchase and other assets

Prepayment for vehicle purchase, other current assets and other non-current assets consist of prepayment to the dealership operators for purchase of vehicles, advances to suppliers, deductible input VAT, and other receivables. The Group reviews suppliers credit history and background information before advancing a payment. The Group maintains an allowance for doubtful accounts based on a variety of factors, including but not limited to the aging of prepayments, concentrations, credit-worthiness, historical and current economic trends and changes in delivery patterns. If the financial condition of its suppliers were to deteriorate, resulting in an impairment of their ability to deliver goods or provide services, the Group would provide allowance for such amount in the period when it is considered impaired. For the years ended December 31, 2023, 2022 and 2021, the Group recorded impairment loss of $23,262, $22,921 and $nil against prepayment for vehicle purchase and other current assets.

Inventory

Inventory was comprised of the purchased new automobiles. Inventory is stated at the lower of cost or net realizable value. Inventory cost is determined by specific identification. Net realizable value is the estimated selling price less costs to complete, dispose and transport the vehicles. Selling prices are derived from historical data and trends, such as sales price and inventories turnover times of similar vehicles, as well as independent, market resources. Each reporting period the Group recognizes any necessary adjustments to reduce the cost of vehicle inventories to its net realizable value through cost of sales in the accompanying consolidated statements of operations.

Vehicle inventories are considered slow moving if they have not been sold within a 90 - day period since procurement. In estimating the level of inventories write-downs for slow moving vehicles, the Group considers historical data and forecasted customer demand, such as sales price and inventories turnover of similar vehicles with similar mileage and condition, as well as independent, market information. This valuation process requires management to make judgments, based on currently available information, and assumptions about future demand and market conditions, which are inherently uncertain. To the extent that there are significant changes to estimated vehicle selling prices or decreases in demand for used vehicles, there could be significant adjustments to reflect inventories at net realizable value. There were no write-downs of inventories recorded for the years ended December 31,2023, 2022 and 2021.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment if any. The depreciation is recognized on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in consolidated statements of operations and comprehensive loss in the year of disposition. Estimated useful lives are as follows:

Estimated Useful Life
Computer equipment and application software	2 - 3 Years
Furniture and vehicles	5 Years

Intangible assets, net

Intangible asset is stated at cost less accumulated amortization and impairment if any. Intangible asset is amortized in a method which reflects the pattern in which the economic benefits of the intangible asset are expected to be consumed or otherwise used up. When assets are retired or disposed of, the cost and accumulated amortization are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. Estimated useful lives are as follows:

Estimated Useful Life
Software	10 Years
Trademark	10 Years
Technology	4.3 Years - 6.3 Years

In accordance with ASC Topic 360, the Group reviews intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. Software and domain name are used for the business of Haitaoche and no impairment indicators was noted. The trademark recognized from the Reverse Acquisition were initial recognized using Relief-From-Royalty (“RFR”) method. The trademark was tested for impairment due to identification of impairment indicator. Technology is recognized on acquisition of Morning Star in August 2023.

The amount of impairment is measured as the difference between the asset’s estimated fair value and its carrying amount. The Group did not record any impairment charge for the years ended December 31, 2023, 2022 and 2021.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations.

The Group assesses goodwill for impairment on annual basis as of December 31 or if indicator noted for goodwill impairment. In accordance with ASU 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment (“ASU 2017-04”) issued by the Financial Accounting Standards Board (“FASB”) guidance on testing of goodwill for impairment, the Group will first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative impairment test. If this is the case, the quantitative goodwill impairment test is required. If it is more likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the quantitative goodwill impairment test is not required.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Quantitative goodwill impairment test is used to identify both the existence of impairment and the amount of impairment loss, compares the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired. If the fair value of the reporting unit is less than its carrying amount, an impairment loss shall be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.

For the goodwill recognized subsequent to the reverse acquisition on June 25, 2021, the management performed qualitative assessment and noted certain facts and circumstances indicated that it was more likely than not that the fair value of the reporting unit was less than its carrying value, which required the Group to perform a quantitative test, with the income approach using discounted cash flow (“DCF”), to determine the fair value of the KAH Group reporting unit. Based on the results of the quantitative goodwill impairment test, the Group fully impaired the goodwill generated through the reverse acquisition of $143,655 in the year ended December 31, 2021.

During the year ended December 31, 2023, the Company recognized goodwill of $38,201 arising from business combination of Morning Star (Note 5). As of December 31, 2023, no impairment was provided against the goodwill.

Impairment of long-lived assets

In accordance with ASC Topic 360, the Group reviews long-lived assets or asset group for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets or asset group may not be fully recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Group first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. Any impairment write-downs would be treated as permanent reductions in the carrying amounts of the assets and a charge to operations would be recognized. Management has performed a review of all long-lived assets and recorded impairment loss of $nil, $nil and $4,216 for other non-current assets for the years ended December 31, 2023, 2022 and 2021.

Operating lease right-of -use assets

The Group leases premises for offices under non-cancellable operating leases.

Effective January 1, 2021, the Group adopted Topic 842 using a modified retrospective transition approach for leases that exist at, or are entered into after January 1, 2021, and has not recast the comparative periods presented in the consolidated financial statements. Upon adoption of Topic 842 and the reverse acquisition, the lease liabilities are recognized upon lease commencement for operating leases based on the present value of lease payments over the lease term. The right-of-use assets are initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. As the rate implicit in the lease cannot be readily determined, the Group’s incremental borrowing rate at the lease commencement date is used in determining the imputed interest and present value of lease payments. The incremental borrowing rate was determined using a portfolio approach based on the rate of interest that the Group would have to borrow an amount equal to the lease payments on a collateralized basis over a similar term. The Group recognizes the single lease cost on a straight-line basis over the remaining lease term for operating leases.

The Group has elected not to recognize right-of-use assets or lease liabilities for leases with an initial term of 12 months or less; expenses for these leases are recognized on a straight-line basis over the lease term.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Convertible notes

The Group accounts for its convertible notes under ASC 470 Debt, using the effective interest method, as a single debt instrument, from the issuance date to the maturity date. Interest expenses are recognized in the consolidated statement of operation in the period in which they are incurred. If the convertible notes are converted into equity, the Group must extinguish the related debt liability. The Group should recognize any difference between the carrying amount of the liability and the fair value of the equity instruments issued as a gain or loss in the income statement.

Value added tax

Value-added tax (“VAT”) is reported as a deduction to revenue when incurred. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in accrued expense and other current liabilities on the consolidated balance sheets.

In 2018, the Group entered into a series of ancillary agreements to facilitate its sale of used cars for value-added tax optimization purposes, which was still applicable in 2022. Under these ancillary agreements, when the Group sources a used car, the legal ownership of the car is transferred toZhejiang Kaixin Auto Co., Ltd’s executives, and the registration is normally under the name of one of the dealership’s employees. The Group viewed itself as a service provider for VAT purpose, and therefore is only subject to value-added tax on the difference between the original purchase price and the retail price of the used cars. The Group’s other affiliated entities in the PRC, including Zhejiang Taohaoche are subject to VAT for sales of automobiles at applicable tax rates, and subsequently paid to PRC tax authorities after netting input VAT on purchases.

The Group reports revenue net of PRC’s VAT for all the periods presented in the consolidated statements of operations.

Revenue recognition

The Group accounts for revenue using Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers. The following five steps are applied to achieve core principle of ASC 606:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the Group satisfies a performance obligation

The Group primarily sells automobiles to car dealers and individual customers through signing written sales contracts. The Group presents the revenue generated from its sales of automobiles on a gross basis as the Group is a principal based on the fact that the Group is primarily responsible for fulling the promise to deliver the specified used cars or new cars to the customers, the Group also has pricing discretion and obtains substantially all of the remaining benefits from the sale goods. Revenue is recognized at a point in time upon delivery, which usually coincide with the timing of the customer acceptance.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The following table identifies the disaggregation of the revenue for the years ended December 31, 2023, 2022 and 2021, respectively:

	For the years ended December 31,
	2023	2022	2021
Used-car sales	$1,420	$80,034	$251,054
New-car wholesales	30,048	2,806	2,786
Technical services	67	—	—
Total revenues	$31,535	$82,840	$253,840

Income taxes

The Group accounts for income taxes using the asset/liability method prescribed by ASC 740 Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Group’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000 ($14,100). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

As of December 31, 2023 and 2022, the Group did not have any significant unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next twelve months. In addition, the Group did not have any interest or penalties associated with uncertain tax position for the years ended December 31, 2023, 2022 and 2021.

Foreign currency translation

The reporting currency of the Group is the U.S. dollar (“USD” or “$”). The functional currency of subsidiaries, VIEs located in China is the Chinese Renminbi (“RMB”), the functional currency of subsidiaries located in Hong Kong is the Hong Kong dollars (“HK dollar” or “HK$”). For the entities whose functional currency is the RMB and HK$, result of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income (loss) in the consolidated statements of comprehensive loss.

Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date. Both exchanges rates were published by the Federal Reserve Board. Any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are shown as foreign currency exchange (loss) gains in the consolidated statements of operations and comprehensive income (loss) as incurred.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The consolidated balance sheets amount, with the exception of equity, on December 31, 2023 and December 31, 2022 were translated at RMB7.0999 to $1.00 and at RMB6.8972 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to consolidated statements of operations and cash flows for the years ended December 31, 2023, 2022 and 2021 were RMB7.0802 to $1.00, RMB6.7290 to $1.00, and RMB6.3914 to $1.00, respectively.

Share-based compensation

Share-based payment transactions with employees, such as share options are measured based on the grant date fair value of the equity instrument. The Group recognizes the compensation costs net of estimated forfeitures using the straight-line method, over the applicable vesting period. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods. Share options granted to employees with market conditions attached are measured at fair value on the grant date and are recognized as the compensation costs over the estimated requisite service period, regardless of whether the market condition has been met.

A change in any of the terms or conditions of share options is accounted for as a modification of stock options. The Group calculates the incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Group recognizes incremental compensation cost in the period the modification occurred. For unvested options, the Group recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Loss per share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the period. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Potentially dilutive shares are excluded from the computation if their effect is anti-dilutive.

Comprehensive loss

Comprehensive loss is comprised of the Group’s net loss and other comprehensive income (loss). The components of other comprehensive income (loss) consist solely of foreign currency translation adjustments.

Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalent, prepayment for vehicle purchase and other receivable due from noncontrolling shareholders. The Group places its cash and cash equivalent with financial institutions with high-credit ratings and quality.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Group’s operations are carried out in the PRC. Accordingly, our business, financial condition, and results of operations may be influenced by the political, economic, and legal environment in the PRC, and by the general state of the economy of the PRC. Our operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America. The Group’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things. Financial instruments which potentially subject us to concentrations of credit risk consist principally of cash and cash equivalent. All of our cash is maintained with state-owned banks, commercial banks or third-party service provider certified by the People’s bank of China, such as Alipay, within the PRC. Per PRC regulations, the maximum insured bank deposit amount is RMB500 (approximately $70) for each financial institution. The Group’s total unprotected cash held in bank amounted to approximately $1,468 as of December 31, 2023. The Group has not experienced any losses in such accounts and believes the Group is not exposed to any risks on our cash held in bank accounts.

With regard to the prepayment for purchase of used car, the Group regularly monitor and performs inspection and counting on these noncontrolling shareholders’ cars inventory to ensure the prepayments are recoverable. Regarding the other receivable due from these noncontrolling shareholders, the Group has arrangement to hold the Group’s ordinary shares issued to these parties to ensure the repayment of majority of the balances.

There were no customers that accounted for 10% or more of total revenues for the years ended December 31, 2023, 2022 and 2021. No supplier that accounted for 10% or more of total purchase for the years ended December 31, 2023, 2022 and 2021 or 10% or more of prepaid expenses and other current assets balance as of December 31, 2023 and 2022.

Segment reporting

The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Group’s CODM has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.

The Group’s CODM reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Group as a whole and hence, the Group has only one reportable segment. The Group operates and manages its business as a single segment. As the Group’s long-lived assets are substantially all located in the PRC and substantially all of the Group’s revenue is derived from within the PRC, no geographical segments are presented.

Recent Adopted Standards

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. This ASU requires acquiring entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination. This guidance is effective for public entities for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Group adopted ASU No. 2021-08 since January 1, 2023, and the impact of adopting this guidance on the Group’s consolidated financial statements was minimal.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments – Credit Losses”, which will require the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Subsequently, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, to clarify that receivables arising from operating leases are within the scope of lease accounting standards. Further, the FASB issued ASU No. 2019-04, ASU 2019-05, ASU 2019-10, ASU 2019-11 and ASU 2020-02 to provide additional guidance on the credit losses standard, which defers the effective date of ASU No. 2016-13 for smaller reporting companies to fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Since as of December 31, 2022 the Company no longer qualifies as an EGC, it no longer qualifies for the deferral of the effective date available for EGCs. As such the Company adopted the standard by using the modified retrospective method, effective as of January 1, 2022, and reflected the impact in its financial statements for the year ended December 31, 2022. The impact of the adoption on the consolidated balance sheets, statements of operations, and statements of cash flows was immaterial.

In August 2020, the FASB amended guidance related to accounting for convertible instruments as part of ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20): Debts with Conversion and Other Options. The guidance amended the guidance on convertible debt instruments by removing accounting models for the instruments with beneficial conversion features and cash conversion features and amended the disclosure guidance on convertible debt instruments The ASU is effective for public Group for fiscal years, and interim periods within those fiscal years beginning after December 15, 2021. For all other entities including emerging growth companies, the ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2023. Since as of December 31, 2022 the Company no longer qualifies as an EGC, it no longer qualifies for the deferral of the effective date available for EGCs. As such the Company adopted the standard by using the modified retrospective method, effective as of January 1, 2022, and reflected the impact in its financial statements for the year ended December 31, 2022. The impact of the adoption on the consolidated balance sheets, statements of operations, and statements of cash flows was immaterial.

Recently issued ASUs by the FASB, except for the ones mentioned above, are not expected to have a significant impact on the Group’s consolidated results of operations or financial position. Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.

Recent Accounting Pronouncements

On October 28, 2021, the FASB issued ASU 2021-08, which amends ASC 805 to require acquiring entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination. Under current GAAP, an acquirer generally recognizes such items at fair value on the acquisition date. According to the FASB, this Update is intended to improve the accounting for acquired revenue contracts with customers in a business combination by addressing diversity in practice and inconsistency related to the following: (1) recognition of an acquired contract liability, and (2) payment terms and their effect on subsequent revenue recognized by the acquirer. The ASU’s amendments are effective in fiscal years beginning after December 15, 2022, including interim periods within those fiscal years for public business entities, and are effective in fiscal years beginning after December 15, 2023, including interim periods within those fiscal years for all other entities. The Company does not expect that the adoption of this guidance will have a material impact on the financial position, results of operations and cash flows.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In June 2022, the FASB issued ASU 2022-03, “Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions”, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. This guidance also requires certain disclosures for equity securities subject to contractual sale restrictions. The new guidance is required to be applied prospectively with any adjustments from the adoption of the amendments recognized in earnings and disclosed on the date of adoption. This guidance is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted. The Company does not expect that the adoption of this guidance will have a material impact on the financial position, results of operations and cash flows.

In November 2023, the FASB issued ASU 2023-07. The amendments improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss, provide new segment disclosure requirements for entities with a single reportable segment, and contain other disclosure requirements. The purpose of the amendments is to enable investors to better understand an entity’s overall performance and assess potential future cash flows. The ASU applies to all public entities that are required to report segment information in accordance with ASC 280. The Company does not expect that the adoption of this guidance will have a material impact on the financial position, results of operations and cash flows.

Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.